PROVISIONS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Reconciliation of changes in other provisions [abstract]
Balance	$ 39
Adjustments to existing provisions	7
Amounts used	(2)
Balance	44
Current (recorded in other current liabilities)	141	$ 132	$ 132
Long-term	36	$ 35	$ 35
Other current liabilities
Reconciliation of changes in other provisions [abstract]
Current (recorded in other current liabilities)	8
Decommissioning Liabilities
Reconciliation of changes in other provisions [abstract]
Balance	36
Adjustments to existing provisions	7
Amounts used	(2)
Balance	41
Long-term	34
Decommissioning Liabilities | Other current liabilities
Reconciliation of changes in other provisions [abstract]
Current (recorded in other current liabilities)	7
Other
Reconciliation of changes in other provisions [abstract]
Balance	3
Adjustments to existing provisions	0
Amounts used	0
Balance	3
Long-term	2
Other | Other current liabilities
Reconciliation of changes in other provisions [abstract]
Current (recorded in other current liabilities)	$ 1